LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity investments without readily determinable fair values	19,821	30,821
Equity method investments	738,128	718,094
Available-for-sale debt investments	—	45,773
	757,949	794,688

Schedule of equity method investments

Equity method investments:

					Increase (decrease)
					during
					the year ended
	As of December 31, 2022				December 31, 2023			As of December 31, 2023
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain) loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,017)	—	983	—	(2)	—	6,000	(5,019)	—	981
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,800)	—	2,107	—	(45)	—	5,907	(3,845)	—	2,062
WiFire Entities	20,000	(20,000)	—	—	(20,000)	—	20,000	—	—	—	—
Qidi Chengxin	3,930	(333)	—	3,597	—	(119)	—	3,930	(452)	—	3,478
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(333)	—	2,667	—	(475)	—	3,000	(808)	—	2,192
SH Edge Interchange*	900	(797)	—	103	—	(103)	—	900	(900)	—	—
Changzhou Gaoxin	210,000	—	—	210,000	488,392	5,107	—	698,392	5,107	—	703,499
Zhuhai Private	—	—	—	—	23,000	(1,084)	—	23,000	(1,084)	—	21,916
	258,737	(31,785)	(3,495)	223,457	491,392	3,279	20,000	750,129	(8,506)	(3,495)	738,128

					Increase (decrease)
					during
					the year ended
	As of December 31, 2023				December 31, 2024			As of December 31, 2024
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	gain (loss)	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,019)	—	981	—	(67)	(914)	—	—	—	—
Jingliang Century Cloud	4,000	—	—	4,000	—	(439)	(3,561)	—	—	—	—
ZJK Energy	5,907	(3,845)	—	2,062	—	728	—	5,907	(3,117)	—	2,790
Qidi Chengxin	3,930	(452)	—	3,478	—	(24)	(3,454)	—	—	—	—
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(808)	—	2,192	—	(27)	—	3,000	(835)	—	2,165
SH Edge Interchange*	900	(900)	—	—	1,100	—	(1,100)	—	—	—	—
Changzhou Gaoxin	698,392	5,107	—	703,499	—	9,640	—	698,392	14,747	—	713,139
Zhuhai Private	23,000	(1,084)	—	21,916	—	(1,841)	(20,075)	—	—	—	—
BJ Xingshulian	—	—	—	—	3	(3)	—	3	(3)	—	—
	750,129	(8,506)	(3,495)	738,128	1,103	7,967	(29,104)	751,232	(29,643)	(3,495)	718,094
*	“SH Edge Interchange” represents Shanghai Edge Cloud Interchange Technology Co., Ltd.